Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001892292
Registrant Name	Maison Solutions Inc.
Registration File Number	333-286500
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES